Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill by Reportable Segment

(Dollars in millions)	Retail & Commercial	Retail Banking	Diversified Commercial Banking	CIB	W&IM	Total
Balance, January 1, 2011	$—	$4,854	$928	$180	$361	$6,323
Contingent consideration	—	—	—	—	1	1
Acquisition of certain additional assets of CSI Capital Management	—	—	—	—	20	20
Balance, December 31, 2011	$—	$4,854	$928	$180	$382	$6,344

Balance, January 1, 2010	$5,739	$—	$—	$223	$357	$6,319
Intersegment transfers	(5,739)	4,854	928	(43)	—	—
Contingent consideration	—	—	—	—	4	4
Balance, December 31, 2010	$—	$4,854	$928	$180	$361	$6,323

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

(Dollars in millions)	Core Deposit Intangibles	MSRs - LOCOM	MSRs - Fair Value	Other	Total
Balance, January 1, 2011	$67	$—	$1,439	$65	$1,571
Amortization	(29)	—	—	(14)	(43)
MSRs originated	—	—	224	—	224
Changes in fair value:
Due to changes in inputs and assumptions [1]	—	—	(533)	—	(533)
Other changes in fair value [2]	—	—	(200)	—	(200)
Sale of MSRs	—	—	(9)	—	(9)
Other	—	—	—	7	7
Balance, December 31, 2011	$38	$—	$921	$58	$1,017

Balance, January 1, 2010	$104	$604	$936	$67	$1,711
Designated at fair value (transfers from amortized cost)	—	(604)	604	—	—
Amortization	(37)	—	—	(13)	(50)
MSRs originated	—	—	289	—	289
Changes in fair value:
Due to fair value election	—	—	145	—	145
Due to changes in inputs and assumptions [1]	—	—	(275)	—	(275)
Other changes in fair value [2]	—	—	(238)	—	(238)
Sale of MSRs	—	—	(22)	—	(22)
Other	—	—	—	11	11
Balance, December 31, 2010	$67	$—	$1,439	$65	$1,571
[1] Primarily reflects changes in discount rates and prepayment speed assumptions, due to changes in interest rates.
[2] Represents changes due to the collection of expected cash flows, net of accretion, due to the passage of time.

Expected Amortization Expense [Table Text Block]

(Dollars in millions)	Core Deposit Intangibles	Other	Total
2012	$21	$13	$34
2013	13	11	24
2014	4	9	13
2015	—	8	8
2016	—	5	5
Thereafter	—	12	12
Total	$38	$58	$96

Key Characteristics, Inputs, and Economic Assumptions Used to Estimate the Fair Value of the Company's MSRs

(Dollars in millions)	2011	2010
Fair value of retained MSRs	$921	$1,439
Prepayment rate assumption (annual)	20%	12%
Decline in fair value from 10% adverse change	$52	$50
Decline in fair value from 20% adverse change	98	95
Discount rate (annual)	11%	12%
Decline in fair value from 10% adverse change	$33	$68
Decline in fair value from 20% adverse change	63	130
Weighted-average life (in years)	4.3	6.2
Weighted-average coupon	5.2%	5.4%